STOCKHOLDERS' EQUITY (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	776,879
Number of Options, Granted (in Shares)	148,195
Number of Options, Exercised (in Shares)	(61,217)
Number of Options, Forfeited or Expired (in Shares)	(9,569)
Number of Options, Outstanding (in Shares)	854,288	776,879
Number of Options, Exercisable (in Shares)	783,503
Weighted Average Exercise Price Outstanding	$ 80.04
Weighted Average Exercise Price, Granted	2.52
Weighted Average Exercise Price, Exercised	1.20
Weighted Average Exercise Price, Forfeited or Expired	2,030.28
Weighted Average Exercise Price, Outstanding	44.16	$ 80.04
Weighted Average Exercise Price, Exercisable	$ 47.28
Equity Incentives Plan Two [Member]
Class of Warrant or Right [Line Items]
Number of Options, Outstanding (in Shares)	25,266	7,995
Number of Options, Granted (in Shares)		20,375
Number of Options, Exercised (in Shares)		0
Number of Options, Forfeited or Expired (in Shares)		(3,104)
Number of Options, Outstanding (in Shares)		25,266
Number of Options, Exercisable (in Shares)		5,477
Weighted Average Exercise Price Outstanding	$ 958.80	$ 3,202.32
Weighted Average Exercise Price, Granted		30.60
Weighted Average Exercise Price, Exercised		0
Weighted Average Exercise Price, Forfeited or Expired		645.00
Weighted Average Exercise Price, Outstanding		958.80
Weighted Average Exercise Price, Exercisable		$ 4,275.24